Securitizations and Variable Interest Entities - Carrying Amount of Assets and Liabilities of Unconsolidated VIEs (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 2,975	¥ 3,363
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,028	3,414
Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	67	65
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	67	65
Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	211	173
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	211	173
Mortgage and mortgage-backed securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	2,308	2,843
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	2,308	2,843
Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	185	161
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	185	161
Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	0	0
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	4	18
Private equity investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	25	28
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	25	28
Short-term loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	11	7
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	11	7
Long-term loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	164	82
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	164	82
Other assets [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	4	4
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	4	4
Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 49	¥ 33